Long-Term Borrowings - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Carrying value of loans pledged as collateral for FHLB advances	$ 21,099,847,000	$ 20,323,420,000
Unused borrowing amount	6,737,314,000
FHLB advances	1,510,487,000	1,910,775,000
Outstanding balances of debentures	$ 278,616,000	276,989,000
Maximum time to defer payment of interest on subordinate debt	5 years
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 1,510,487,000	1,910,775,000
Two Thousand And Twenty Three [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	1,500,000,000
Two Thousand And Twenty Five [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	10,487,000
Long-Term Borrowings [Member]
Debt Instrument [Line Items]
Interest paid	84,775,000	$ 19,143,000	$ 10,336,000
LIBOR Indexed Floating Rate Subordinated Note [Member] | Community Bankers Trust [Member]
Debt Instrument [Line Items]
Business combination subordinated notes assumed Face Value	10,000,000
Federal Home Loan Bank Borrowings [Member] | Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Carrying value of loans pledged as collateral for FHLB advances	$ 6,658,751,000